NYSE

17010304

Received SEC

AUG 07 2017

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001- 16427

August 7, 2017

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 0.400% Senior Notes due 2021, 1.100% Senior Notes due 2024, 1.700% Senior Notes due 2022 of Fidelity National Information Services, Inc., under the Exchange Act of 1934.

Sincerely,

Silvio Conte